Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [Line items]
Deposit	$ 485,712	$ 461,015
Purchased notes, net	2,930	2,689
Notes issued	257,502	240,149
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	236,649
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	8,985	190
Cibc capital trust [member]
Disclosure Of Deposits [Line items]
Notes issued	302	1,600
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	152,800	155,500
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 30,000	$ 24,300